Notes to the consolidated financial statements - Cost of sales (Details) - Cost of sales - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Notes to the consolidated financial statements
Personnel	€ (19,076)	€ (14,897)
Materials	(48,962)	(13,945)
Third-party services	(24,030)	(130,795)
Maintenance and lease	(1,479)	(3,227)
Amortization and depreciation	(9,757)	(2,944)
Other	(688)	(2,369)
Total	(103,992)	€ (168,177)
Write off of raw materials	€ 41,295